SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of amortized the value of the stock issued
	March 31,
	2022	2021
Balance beginning of period	$772,394	$539,443
Value of common stock issued	894,841	945,000
Amortization of stock-based compensation	(1,249,967)	(469,375)
Other prepaid expense activity	(5,536)	29,750
	$411,732	$1,044,818

	September 30,
	2021	2020
Balance beginning of fiscal year	$559,443	$-
Value of common stock issued	1,261,750	738,750
Amortization of stock-based compensation	(1,058,209)	(201,641)
Vendor deposit	(20,000)	20,000
Other prepaid expense activity	29,410	2,334
Balance end of fiscal year	$772,394	$559,443

Schedule of property and equipment for potential impairment
Vehicles and equipment	5 years
Software	3 years

Vehicles and equipment	5 years
Software	3 years